SCHEDULE OF FAIR VALUE OF IDENTIFIABLE ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
IfrsStatementLineItems [Line Items]
Prepayment, other receivables and other assets	$ 71,423	$ 12,604	$ 2,191
Cash and cash equivalents	$ 4,882,410	$ 52,118,497	50	$ 988,836	$ 740,061
Other payables and accruals			(18,851)
Total identifiable net assets at fair value			16,610
Deemed consideration
Cash consideration paid
Cash and cash equivalents acquired			50
Net cash inflow generated from acquisition			50
8i Enterprises Acquisition Corp [Member]
IfrsStatementLineItems [Line Items]
Prepayment, other receivables and other assets			54,166
Cash held in trust			35,263,363
Cash and cash equivalents			24,149,525
Redemption liability			(35,263,363)
Accounts payable			(909,051)
Other payables and accruals			(1,725,000)
Amount due to Diginex HK			(390,030)
Total identifiable net assets at fair value			21,179,610
Transaction expense			45,413,018
Deemed consideration			66,592,628
Cash consideration paid
Cash and cash equivalents acquired			24,149,525
Net cash inflow generated from acquisition			24,149,525
8i Enterprises Acquisition Corp [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Deemed consideration			56,851,332
8i Enterprises Acquisition Corp [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Deemed consideration			8,324,147
8i Enterprises Acquisition Corp [Member] | Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Deemed consideration			$ 1,417,149